Fair Values of Financial Instruments and Interest Rate Risk - Comparison of Carrying Amounts and Estimated Fair Value of Financial Instruments (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
FINANCIAL ASSETS
Securities available for sale	$ 191,513	$ 88,524
Securities held to maturity	29,600	13,499
Equity securities	1,352
Loans held for investment, net	463,339	355,969
Loan servicing rights	3,957	1,723
Accrued interest receivable	2,524	1,666
FINANCIAL LIABILITIES
Long-term debt	10,992	9,992
Mortgage forward sales commitments	388
Accrued interest payable	21	55
Carrying Value [Member]
FINANCIAL ASSETS
Cash and cash equivalents	88,868	155,198
Securities available for sale	191,513	88,524
Securities held to maturity	28,207	13,428
Equity securities	1,352
Loans held for investment, net	463,339	355,969
Loans held for sale	6,959	2,946
Restricted stock	1,166	1,144
Loan servicing rights	3,957	1,723
Mortgage interest rate lock commitments	2,073
Accrued interest receivable	2,523	1,666
FINANCIAL LIABILITIES
Deposits	743,196	585,878
Short-term borrowings	710	626
Long-term debt	10,992	9,992
Mortgage forward sales commitments	388
Accrued interest payable	21	55
Estimated Fair Value [Member]
FINANCIAL ASSETS
Cash and cash equivalents	88,879	117,938
Securities available for sale	191,513	88,524
Securities held to maturity	29,600	13,499
Equity securities	1,352
Loans held for investment, net	458,706	354,269
Loans held for sale	6,959	2,946
Restricted stock	1,166	1,144
Loan servicing rights	4,054	3,228
Mortgage interest rate lock commitments	2,073
Accrued interest receivable	2,523	1,666
FINANCIAL LIABILITIES
Deposits	743,378	567,130
Short-term borrowings	710	626
Long-term debt	10,909	10,180
Mortgage forward sales commitments	388
Accrued interest payable	21	55
Level 1 [Member]
FINANCIAL ASSETS
Cash and cash equivalents	87,623	115,693
Securities available for sale		5,012
Equity securities	1,352
Restricted stock	1,166	1,144
Level 2 [Member]
FINANCIAL ASSETS
Cash and cash equivalents	1,256	2,245
Securities available for sale	191,513	83,512
Securities held to maturity	19,664	10,499
Loans held for sale	6,959	2,946
Loan servicing rights	4,054	3,228
FINANCIAL LIABILITIES
Deposits	743,378	567,130
Short-term borrowings	710	626
Mortgage forward sales commitments	388
Level 3 [Member]
FINANCIAL ASSETS
Securities held to maturity	9,936	3,000
Loans held for investment, net	458,706	354,269
Mortgage interest rate lock commitments	2,073
Accrued interest receivable	2,523	1,666
FINANCIAL LIABILITIES
Long-term debt	10,909	10,180
Accrued interest payable	$ 21	$ 55